INVENTORIES (Details) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Long-term Purchase Commitment [Line Items]
Raw Materials	$ 361,000	$ 670,000
Work-in-Process	2,345,000	5,174,000
Finished Goods	18,029,000	14,249,000
Total Inventory	$ 20,735,000	20,093,000
Medmen Enterprises Inc. [Member]
Long-term Purchase Commitment [Line Items]
Total Inventory		20,093,018	$ 20,676,253
Inventories [Member] | Medmen Enterprises Inc. [Member]
Long-term Purchase Commitment [Line Items]
Raw Materials		669,861	1,885,845
Work-in-Process		5,174,359	5,064,201
Finished Goods		14,248,798	13,726,207
Total Inventory		$ 20,093,018	$ 20,676,253